OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	£ 3,808
At 31 December	4,140	£ 3,808
Brands
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	380
At 31 December	380	380
Core deposit intangible
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	0	0
Purchased credit card relationships
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	521
At 31 December	451	521
Customer- related intangibles
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	0	0
Capitalised software enhancements
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,907
At 31 December	3,309	2,907
Cost:
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	9,864	8,837
Exchange and other adjustments	0	4
Additions	991	1,033
Disposals	(55)	(10)
At 31 December	10,800	9,864
Cost: | Brands
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	596	596
Exchange and other adjustments	0	0
Additions	0	0
Disposals	0	0
At 31 December	596	596
Cost: | Core deposit intangible
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Exchange and other adjustments	0	0
Additions	0	0
Disposals	0	0
At 31 December	2,770	2,770
Cost: | Purchased credit card relationships
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	1,002	1,002
Exchange and other adjustments	0	0
Additions	0	0
Disposals	0	0
At 31 December	1,002	1,002
Cost: | Customer- related intangibles
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	538	538
Exchange and other adjustments	0	0
Additions	0	0
Disposals	0	0
At 31 December	538	538
Cost: | Capitalised software enhancements
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	4,958	3,931
Exchange and other adjustments	0	4
Additions	991	1,033
Disposals	(55)	(10)
At 31 December	5,894	4,958
Accumulated amortisation:
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	6,056	5,490
Exchange and other adjustments	(1)	4
Charge for the year (note 11)	660	566
Disposals	(55)	(4)
At 31 December	6,660	6,056
Accumulated amortisation: | Brands
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	216	216
Exchange and other adjustments	0	0
Charge for the year (note 11)	0	0
Disposals	0	0
At 31 December	216	216
Accumulated amortisation: | Core deposit intangible
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Exchange and other adjustments	0	0
Charge for the year (note 11)	0	0
Disposals	0	0
At 31 December	2,770	2,770
Accumulated amortisation: | Purchased credit card relationships
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	481	411
Exchange and other adjustments	0	0
Charge for the year (note 11)	70	70
Disposals	0	0
At 31 December	551	481
Accumulated amortisation: | Customer- related intangibles
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	538	538
Exchange and other adjustments	0	0
Charge for the year (note 11)	0	0
Disposals	0	0
At 31 December	538	538
Accumulated amortisation: | Capitalised software enhancements
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,051	1,555
Exchange and other adjustments	(1)	4
Charge for the year (note 11)	590	496
Disposals	(55)	(4)
At 31 December	£ 2,585	£ 2,051